Investments in Equity Accounted Investees - Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Book value	₩ 126,719	₩ 114,551	₩ 109,611
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Net asset	₩ 122,593	₩ 119,656
Ownership interest	40.00%	40.00%
Net asset (applying ownership interest)	₩ 49,037	₩ 47,862
Goodwill	0	0
Intra-group transaction	(639)	(600)
Impairment loss	0	0
Book value	₩ 48,398	₩ 47,262	₩ 50,697